UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-09397

The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:         1-800-422-3554

Date of fiscal year end:         December 31

Date of reporting period:         June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Mario J. Gabelli, CFA

The Gabelli Utilities Fund

Semiannual Report — June 30, 2011

Morningstar® rated The Gabelli Utilities Fund Class AAA Shares 4 stars overall and 5 stars for the three year period and 4 stars for the five and ten year periods ended June 30, 2011 among 80, 80, 74, and 50 Utilities funds, respectively.

To Our Shareholders,

For the six months ended June 30, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund (the “Fund”) rose 8.51% compared with the Standard & Poor’s (“S&P”) 500 Utilities Index increase of 9.06%.

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (8/31/99)
Gabelli Utilities Fund Class AAA	8.51%	26.54%	5.65%	6.71%	6.56%	7.99%
S&P 500 Utilities Index	9.06	23.86	(2.04)	4.79	3.01	4.44
S&P 500 Index	6.02	30.69	3.34	2.94	2.72	1.83
Lipper Utility Fund Average	10.20	29.98	0.17	5.91	5.27	5.18
Class A	8.62	26.56	5.71	6.73	6.60	8.03
With sales charge (b)	2.37	19.28	3.65	5.47	5.97	7.49
Class B	8.23	25.51	4.90	5.90	5.86	7.40
With contingent deferred sales charge (c)	3.23	20.51	3.98	5.58	5.86	7.40
Class C	8.16	25.75	4.87	5.93	5.90	7.43
With contingent deferred sales charge (d)	7.16	24.75	4.87	5.93	5.90	7.43
Class I	8.60	26.71	5.90	6.86	6.63	8.06

In the current prospectus dated April 29, 2011, the expense ratios for Class AAA, A, B, C, and I Shares are 1.43%, 1.43%, 2.18%, 2.18%, and 1.18%, respectively. See page 11 for the expense ratios for the six months ended June 30, 2011. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days or less after the date of purchase. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The values of utility stocks generally changes as long-term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Shares NAV per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index and the S&P 500 Index are unmanaged indicators of stock performance, while the Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2011:

The Gabelli Utilities Fund

Energy and Utilities	56.7%
U.S. Government Obligations	17.0%
Communications	15.8%

Other	9.6%
Other Assets and Liabilities (Net)	0.9%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2011 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Utilities Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2011 through June 30, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$1,085.10	1.38%	$7.13
Class A	$1,000.00	$1,086.20	1.38%	$7.14
Class B	$1,000.00	$1,082.30	2.13%	$11.00
Class C	$1,000.00	$1,081.60	2.13%	$10.99
Class I	$1,000.00	$1,086.00	1.13%	$5.84
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.95	1.38%	$6.90
Class A	$1,000.00	$1,017.95	1.38%	$6.90
Class B	$1,000.00	$1,014.23	2.13%	$10.64
Class C	$1,000.00	$1,014.23	2.13%	$10.64
Class I	$1,000.00	$1,019.19	1.13%	$5.66

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 82.0%
	ENERGY AND UTILITIES — 56.7%
	Energy and Utilities: Alternative Energy — 0.2%
290,000(a)	Algonquin Power & Utilities Corp.	$1,402,618	$1,716,937
48,666	Areva SA†	2,070,546	1,814,795
23,000	Ormat Industries Ltd.	179,277	151,440
55,000	Ormat Technologies Inc.	1,695,868	1,210,550

		5,348,309	4,893,722

	Energy and Utilities: Electric Integrated — 27.1%
1,000	AES Tiete SA	15,690	16,198
295,000	ALLETE Inc.	10,553,653	12,106,800
76,000	Alliant Energy Corp.	2,215,931	3,090,160
405,000	Ameren Corp.	13,039,116	11,680,200
15,000	American DG Energy Inc.†	24,642	24,900
540,000	American Electric Power Co. Inc.	19,715,423	20,347,200
230,000	Avista Corp.	5,244,325	5,908,700
630,500	Black Hills Corp.	18,138,225	18,971,745
1,000	Capital Power Income LP	19,701	19,700
35,000	Cleco Corp.	721,890	1,219,750
60,000	CMS Energy Corp.	402,675	1,181,400
1,100,000	Constellation Energy Group Inc.	34,143,425	41,756,000
245,000	Dominion Resources Inc.	10,295,526	11,826,150
730,000	DPL Inc.	20,803,614	22,016,800
5,000	DTE Energy Co.	196,215	250,100
400,000	Duke Energy Corp.	6,478,140	7,532,000
200,000	Dynegy Inc.†	977,759	1,238,000
825,000	Edison International	28,173,024	31,968,750
715,182	El Paso Electric Co.	14,727,616	23,100,379
4,500	Entergy Corp.	213,681	307,260
410,000	Exelon Corp.	18,467,227	17,564,400
600,000	FirstEnergy Corp.	19,445,011	26,490,000
1,155,000	Great Plains Energy Inc.	25,373,488	23,943,150
465,000	Hawaiian Electric Industries Inc.	10,712,539	11,187,900
298,000	Integrys Energy Group Inc.	14,768,630	15,448,320
5,000	ITC Holdings Corp.	361,991	358,850
236,000	MGE Energy Inc.	7,672,769	9,565,080
712,000	NextEra Energy Inc.	35,025,311	40,911,520
210,000	NiSource Inc.	4,498,116	4,252,500
733,085	NorthWestern Corp.	21,247,859	24,272,444
60,000	NV Energy Inc.	907,154	921,000
340,000	OGE Energy Corp.	9,830,596	17,108,800
505,000	Otter Tail Corp.	11,808,487	10,655,500
120,000	Pepco Holdings Inc.	2,454,768	2,355,600
61,000	PG&E Corp.	1,860,897	2,563,830
278,000	Pinnacle West Capital Corp.	11,472,178	12,393,240
1,317,007	PNM Resources Inc.	15,582,179	22,046,697
51,000	PPL Corp.	1,165,857	1,419,330

Shares		Cost	Market Value

320,000	Progress Energy Inc.	$14,120,433	$15,363,200
140,000	Public Service Enterprise Group Inc.	3,905,310	4,569,600
525,000	SCANA Corp.	20,858,139	20,669,250
385,000	Southern Co.	13,645,088	15,546,300
505,000	TECO Energy Inc.	9,180,126	9,539,450
335,000	The Empire District Electric Co.	6,859,065	6,452,100
175,075	UniSource Energy Corp.	4,687,090	6,535,550
41,000	Unitil Corp.	1,006,316	1,078,300
440,000	Vectren Corp.	12,241,162	12,258,400
765,000	Westar Energy Inc.	17,662,065	20,586,150
523,000	Wisconsin Energy Corp.	11,277,432	16,396,050
245,000	Xcel Energy Inc.	4,737,561	5,953,500

		518,935,115	592,968,203

	Energy and Utilities: Electric Transmission and Distribution — 4.0%
210,056	Central Vermont Public Service Corp.	4,634,387	7,593,524
433,094	CH Energy Group Inc.	19,975,894	23,066,586
312,000	Consolidated Edison Inc.	14,296,804	16,610,880
84,000	GenOn Energy Inc.†	546,834	324,240
570,000	Northeast Utilities	13,651,810	20,046,900
425,000	NSTAR	12,929,054	19,541,500
16,666	UIL Holdings Corp.	490,122	539,145

		66,524,905	87,722,775

	Energy and Utilities: Global Utilities — 3.0%
24,000	Chubu Electric Power Co. Inc.	574,288	468,045
22,000	E.ON AG	874,078	624,830
4,000	EDP - Energias de Portugal SA, ADR	112,064	141,720
200,000	Electric Power Development Co. Ltd.	4,991,198	5,403,391
1,004	Electricite de France	40,720	39,464
1,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	20,898	21,767
195,000	Emera Inc.	4,821,670	6,391,156
34,000	Enagas	898,123	823,893
280,000	Endesa SA	9,015,029	9,322,776
230,000	Enel SpA	1,285,148	1,502,248
58,800	GDF Suez, Strips	0	85
185,000	Hera SpA	358,114	391,688
55,000	Hokkaido Electric Power Co. Inc.	1,067,017	913,422
30,000	Hokuriku Electric Power Co.	565,995	571,642
175,000	Huaneng Power International Inc., ADR	4,792,599	3,731,000
70,000	Iberdrola SA, ADR	2,613,319	2,501,800
50,192	Iberdrola SA, London†	617,879	440,641
37,212	Iberdrola SA, Madrid	271,633	331,173
2,000	International Power plc	5,935	10,326
375,000	Korea Electric Power Corp., ADR†	5,062,506	4,976,250

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — (Continued)
	ENERGY AND UTILITIES — (Continued)
	Energy and Utilities: Global Utilities — (Continued)
70,000	Kyushu Electric Power Co. Inc.	$1,471,550	$1,258,183
16,000	National Grid plc, ADR	720,969	790,880
3,000	Niko Resources Ltd.	207,647	187,288
88,000	Red Electrica Corporacion SA	4,229,807	5,311,929
24,000	Shikoku Electric Power Co. Inc.	473,574	544,066
2,000	Snam Rete Gas SpA	8,967	11,845
545,000	Talisman Energy Inc.	10,502,551	11,167,050
24,000	The Chugoku Electric Power Co. Inc.	457,538	414,980
170,000	The Kansai Electric Power Co. Inc.	3,584,832	3,378,672
20,000	The Tokyo Electric Power Co. Inc.	195,791	80,989
173,000	Tohoku Electric Power Co. Inc.	3,063,075	2,494,913

		62,904,514	64,248,112

	Energy and Utilities: Merchant Energy — 1.7%
40,000	GenOn Energy Inc. - Old, Escrow† (b)	0	0
15,000	GenOn Energy Inc., Escrow† (b)	0	0
238,000	NRG Energy Inc.†	5,540,571	5,850,040
2,490,026	The AES Corp.†	29,301,806	31,722,931

		34,842,377	37,572,971

	Energy and Utilities: Natural Gas Integrated — 11.7%
10,500	Apache Corp.	1,290,214	1,295,595
68,122	Atlas Energy Inc., Escrow† (b)	0	6,812
41,002	Atlas Energy LP	759,395	890,973
1,495,006	El Paso Corp.	19,675,279	30,199,121
21,000	Energen Corp.	271,496	1,186,500
110,000	Hess Corp.	8,787,674	8,223,600
1,580,020	National Fuel Gas Co.	79,447,696	115,025,456
52,000	Nexen Inc.	1,206,788	1,170,000
194,400	Northwest Natural Gas Co.	9,041,310	8,773,272
285,000	ONEOK Inc.	8,842,995	21,092,850
1,200,090	Southern Union Co.	27,118,340	48,183,614
570,000	Spectra Energy Corp.	12,343,779	15,623,700
120,000	UGI Corp.	3,837,340	3,826,800

		172,622,306	255,498,293

	Energy and Utilities: Natural Gas Utilities — 4.9%
100,000	Atmos Energy Corp.	2,741,961	3,325,000
43,000	CenterPoint Energy Inc.	794,426	832,050

Shares		Cost	Market Value

40,000	Chesapeake Utilities Corp.	$1,124,480	$1,601,200
784,000	CONSOL Energy Inc.	31,335,169	38,008,320
288,918	Corning Natural Gas Corp. (c)	3,132,853	4,658,803
53,000	Delta Natural Gas Co. Inc.	1,469,823	1,683,280
145,000	Nicor Inc.	6,703,213	7,937,300
65,000	Piedmont Natural Gas Co. Inc.	1,571,813	1,966,900
24,000	Questar Corp.	412,185	425,040
14,000	RGC Resources Inc.	438,216	454,300
70,000	South Jersey Industries Inc.	1,982,945	3,801,700
866,124	Southwest Gas Corp.	26,353,417	33,441,048
190,000	The Laclede Group Inc.	6,333,840	7,187,700
16,000	WGL Holdings Inc.	587,980	615,840

		84,982,321	105,938,481

	Energy and Utilities: Natural Resources — 0.7%
14,000	Alliance Holdings GP LP	276,626	698,320
25,000	Anadarko Petroleum Corp.	1,537,926	1,919,000
13,000	BP plc, ADR	596,537	575,770
55,000	Cameco Corp.	1,390,523	1,449,250
18,000	Compania de Minas Buenaventura SA, ADR	205,537	683,640
58,286	Mueller Industries Inc.	2,016,914	2,209,622
34,000	Occidental Petroleum Corp.	2,617,011	3,537,360
34,000	Peabody Energy Corp.	1,131,945	2,002,940
27,000	Petroleo Brasileiro SA, ADR	990,454	914,220
105,000	Tullow Oil plc	2,378,622	2,089,653
20,000	Uranium One Inc.	58,213	55,161

		13,200,308	16,134,936

	Energy and Utilities: Services — 1.1%
245,000	ABB Ltd., ADR†	3,435,230	6,357,750
70,000	Halliburton Co.	1,388,333	3,570,000
2,000	Lufkin Industries Inc.	89,426	172,100
30,000	MDU Resources Group Inc.	665,350	675,000
51,000	Patterson-UTI Energy Inc.	760,720	1,612,110
6,000	Pike Electric Corp.†	57,645	53,040
88,000	Rowan Companies Inc.†	2,508,180	3,415,280
10,000	Tenaris SA, ADR	225,360	457,300
412,000	Weatherford International Ltd.†	7,362,300	7,725,000

		16,492,544	24,037,580

	Energy and Utilities: Water — 0.8%
3,000	American States Water Co.	75,431	103,980
105,000	American Water Works Co. Inc.	2,260,508	3,092,250
211,000	Aqua America Inc.	4,105,361	4,637,780
4,000	California Water Service Group	70,055	74,840
7,000	Connecticut Water Service Inc.	175,395	179,060
4,000	Consolidated Water Co. Ltd.	63,846	37,160
13,000	Middlesex Water Co.	224,475	241,540
125,000	Pennichuck Corp.	2,753,408	3,593,750
194,043	SJW Corp.	4,805,609	4,703,602

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — (Continued)
	ENERGY AND UTILITIES — (Continued)
	Energy and Utilities: Water — (Continued)
86,000	The York Water Co.	$1,189,578	$1,423,300
11,027	United Utilities Group plc, ADR	279,520	211,277

		16,003,186	18,298,539

	Diversified Industrial — 1.4%
915,000	General Electric Co.	15,174,118	17,256,900
211,031	ITT Corp.	12,415,224	12,436,057
35,000	Mueller Water Products Inc., Cl. A	250,528	139,300
15,000	Park-Ohio Holdings Corp.†	286,678	317,100

		28,126,548	30,149,357

	Environmental Services — 0.0%
13,000	Veolia Environnement	357,761	366,672

	Exchange Traded Funds — 0.1%
18,000	Utilities HOLDRS Trust	1,763,455	1,895,582

	TOTAL ENERGY AND UTILITIES	1,022,103,649	1,239,725,223

	COMMUNICATIONS — 15.7%
	Cable and Satellite — 4.7%
310,000	Cablevision Systems Corp., Cl. A	7,342,260	11,225,100
150,000	Charter Communications Inc., Cl. A†	8,441,819	8,139,000
25,000	Cogeco Cable Inc.	684,204	1,176,837
70,000	Cogeco Inc.	1,589,491	3,128,934
76,000	Comcast Corp., Cl. A	1,633,461	1,925,840
725,000	Comcast Corp., Cl. A, Special	16,070,215	17,566,750
70,000	DIRECTV, Cl. A†	1,596,772	3,557,400
770,000	DISH Network Corp., Cl. A†	15,232,473	23,615,900
280,000	EchoStar Corp., Cl. A†	5,599,837	10,200,400
175,000	Liberty Global Inc., Cl. A†	4,622,933	7,882,000
300,000	Mediacom Communications Corp., Cl. A† (b)	0	27,000
55,000	Rogers Communications Inc., Cl. B	1,105,549	2,173,600
12,000	Shaw Communications Inc., Cl. B	148,195	273,960
148,000	Time Warner Cable Inc.	7,672,356	11,549,920
80,000	Tokyo Broadcasting System Holdings Inc.	1,271,388	962,922

		73,010,953	103,405,563

	Computer Services Software and Systems — 0.1%
190,000	EarthLink Inc.	1,491,592	1,462,050
85,000	Internap Network Services Corp.†	648,078	624,750

		2,139,670	2,086,800

Shares		Cost	Market Value

	Telecommunications — 7.9%
55,000	AboveNet Inc.	$3,104,864	$3,875,300
450,000	AT&T Inc.	12,826,176	14,134,500
35,011	Atlantic Tele-Network Inc.	1,329,323	1,343,022
550,000	BCE Inc.	15,352,930	21,609,500
76,000	Belgacom SA	2,502,839	2,710,664
2,314,766	Cincinnati Bell Inc.†	7,563,875	7,685,023
750,000	Deutsche Telekom AG, ADR	10,885,687	11,722,500
13,000	Koninklijke KPN NV, ADR	196,891	190,320
90,000	Loral Space & Communications Inc.†	6,414,072	6,252,300
2,200	Mobistar SA	153,775	167,110
145,000	NII Holdings Inc.†	5,969,467	6,145,100
152,000	Nippon Telegraph & Telephone Corp.	7,519,802	7,297,435
335,296	Orascom Telecom Holding SAE, GDR† (d)	1,937,535	1,160,795
400,000	PAETEC Holding Corp.†	1,562,811	1,916,000
58,000	Philippine Long Distance Telephone Co., ADR	3,051,713	3,134,320
70,000	Portugal Telecom SGPS SA	763,703	694,031
70,000	Portugal Telecom SGPS SA, ADR	761,425	688,800
2,000	PT Indosat Tbk	1,061	1,189
2,020,000	Sprint Nextel Corp.†	9,184,816	10,887,800
110,000	Swisscom AG, ADR	3,953,170	5,033,600
7,000	Tele2 AB, Cl. B	125,659	138,335
155,000	Telecom Italia SpA, ADR	2,301,167	2,154,500
232,500	Telecomunicacoes de Sao Paulo SA, ADR	4,193,042	6,905,250
290,000	Telefonica SA, ADR	6,544,500	7,102,100
375,000	Telekom Austria AG	5,393,265	4,785,522
265,000	Telephone & Data Systems Inc.	9,153,526	8,236,200
30,000	Telephone & Data Systems Inc., Special	866,216	807,900
400,000	tw telecom inc.†	7,086,644	8,212,000
580,000	Verizon Communications Inc.	17,849,448	21,593,400
505,000	VimpelCom Ltd., ADR	6,753,746	6,443,800

		155,303,148	173,028,316

	Wireless Communications — 3.0%
18,000	America Movil SAB de CV, Cl. L, ADR	523,455	969,840
54,000	China Mobile Ltd., ADR	2,031,846	2,526,120
37,000	China Unicom Hong Kong Ltd., ADR	438,371	749,990
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	62
180	M1 Ltd.	210	371
163,000	Millicom International Cellular SA, SDR	12,109,555	17,008,158

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — (Continued)
	COMMUNICATIONS — (Continued)
	Wireless Communications — (Continued)
6,500	Mobile TeleSystems OJSC, ADR	$86,498	$123,630
4,600	NTT DoCoMo Inc.	7,206,136	8,170,921
100,000	SK Telecom Co. Ltd., ADR	1,912,492	1,870,000
400	SmarTone Telecommunications Holdings Ltd.	207	595
10,000	Tim Participacoes SA, ADR	277,353	492,100
225,000	Turkcell Iletisim Hizmetleri A/S, ADR†	3,359,070	3,048,750
263,000	United States Cellular Corp.†	12,138,417	12,734,460
670,000	Vodafone Group plc, ADR	16,173,874	17,902,400

		56,257,503	65,597,397

	TOTAL COMMUNICATIONS	286,711,274	344,118,076

	OTHER — 9.6%
	Aerospace — 1.3%
1,800,000	Rolls-Royce Holdings plc†	14,454,374	18,633,539
163,200,000	Rolls-Royce Holdings plc, Cl. C†	267,760	261,929
115,000	The Boeing Co.	8,225,696	8,501,950

		22,947,830	27,397,418

	Aviation: Parts and Services — 0.1%
79,000	Curtiss-Wright Corp.	2,683,938	2,557,230

	Building and Construction — 0.1%
16,000	Acciona SA	2,059,030	1,698,193

	Business Services — 0.8%
900,047	Clear Channel Outdoor Holdings Inc., Cl. A†	10,386,264	11,430,597
70,000	Equinix Inc.†	6,009,907	7,071,400

		16,396,171	18,501,997

	Commercial Services — 0.1%
65,043	Macquarie Infrastructure Co. LLC	1,465,272	1,795,187

	Diversified Industrial — 2.1%
33,000	Bouygues SA	1,472,915	1,450,731
420,000	Bucyrus International Inc.	38,001,650	38,497,200
6,000	Raven Industries Inc.	314,665	334,260
89,000	Trinity Industries Inc.	2,964,701	3,104,320
37,700	Twin Disc Inc.	1,217,092	1,456,351

		43,971,023	44,842,862

	Electronics — 0.3%
310,000	LSI Corp.†	2,780,948	2,207,200
105,000	Texas Instruments Inc.	3,655,574	3,447,150
25,000	Thomas & Betts Corp.†	1,299,099	1,346,250

		7,735,621	7,000,600

Shares		Cost	Market Value

	Entertainment — 1.3%
290,000	Grupo Televisa SA, ADR	$6,882,268	$7,134,000
780,000	Vivendi	20,730,668	21,689,289

		27,612,936	28,823,289

	Financial Services — 0.1%
90,000	Kinnevik Investment AB, Cl. A	1,773,919	2,020,489
12,000	Kinnevik Investment AB, Cl. B	170,855	266,553

		1,944,774	2,287,042

	Health Care — 0.0%
12,000	TSUMURA & Co.	261,956	383,082

	Specialty Chemicals — 2.1%
160,000	Rhodia SA	7,370,419	7,257,751
280,030	The Lubrizol Corp.	37,545,687	37,599,628

		44,916,106	44,857,379

	Transportation — 1.3%
158,037	Kirby Corp.†	8,818,311	8,955,957
20,015	K-Sea Transportation Partners LP†	164,251	163,122
48,000	RailAmerica Inc.†	734,551	720,000
485,000	GATX Corp.	15,433,368	18,003,200

		25,150,481	27,842,279

	TOTAL OTHER	197,145,138	207,986,558

	TOTAL COMMON STOCKS	1,505,960,061	1,791,829,857

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
18,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	588,832	749,880

	WARRANTS — 0.1%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
86,000	Bharti Airtel Ltd., expire 09/19/13† (e)	581,549	759,795

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 17.0%
$372,040,000	U.S. Treasury Bills, 0.005% to 0.175%††, 07/07/11 to 12/22/11	371,953,613	371,991,597

	TOTAL INVESTMENTS — 99.1%	$1,879,084,055	2,165,331,129

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Notional Amount		Termination Date	Unrealized Appreciation

	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT — 0.0%
$112,411
(22,000 Shares)	International Power plc	06/27/12	$991

	Other Assets and Liabilities (Net) — 0.9%		20,479,669

	NET ASSETS — 100.0%		$2,185,811,789

(a)	Denoted in units.
(b)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2011, the market value of fair valued securities amounted to $33,812 or 0.00% of net assets.
(c)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(d)	Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2011, the market value of the Regulation S security amounted to $1,160,795 or 0.05% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/11 Carrying Value Per Unit
335,296	Orascom Telecom Holding SAE, GDR	04/24/09	$1,937,535	$3.4620

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the market value of the Rule 144A security amounted to $759,795 or 0.03% of net assets.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
OJSC	Open Joint Stock Company
Strips	Regular income payment portion of the security traded separately from the principal portion of the security.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $1,875,951,202)	$2,160,672,326
Investments in affiliates, at value (cost $3,132,853)	4,658,803
Foreign currency, at value (cost $4)	4
Receivable for Fund shares sold	24,225,956
Receivable for investments sold	687,407
Unrealized appreciation on swap contracts	991
Dividends receivable	4,633,251
Prepaid expenses	157,488

Total Assets	2,195,036,226

Liabilities:
Payable to custodian	354,714
Payable for investments purchased	3,560,800
Payable for Fund shares redeemed	2,029,815
Payable for investment advisory fees	1,706,535
Payable for distribution fees	864,249
Payable for accounting fees	7,500
Other accrued expenses	700,824

Total Liabilities	9,224,437

Net Assets (applicable to 349,096,625 shares outstanding)	$2,185,811,789

Net Assets Consist of:
Paid-in capital	$2,018,526,166
Accumulated distributions in excess of net investment income	(113,361,533)
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(5,616,688)
Net unrealized appreciation on investments	286,247,074
Net unrealized appreciation on swap contracts	991
Net unrealized appreciation on foreign currency translations	15,779

Net Assets	$2,185,811,789

Shares of Beneficial Interest each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($593,244,454 ÷ 91,392,795 shares outstanding)	$6.49

Class A:
Net Asset Value and redemption price per share ($769,510,190 ÷ 117,706,331 shares outstanding)	$6.54

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$6.94

Class B:
Net Asset Value and offering price per share ($212,408 ÷ 36,748 shares outstanding)	$ 5.78	(a)

Class C:
Net Asset Value and offering price per share ($760,508,460 ÷ 130,448,500 shares outstanding)	$ 5.83	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($62,336,277 ÷ 9,512,251 shares outstanding)	$6.55

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends – Unaffiliated (net of foreign withholding taxes of $886,163)	$26,571,921
Dividends – Affiliated	66,451
Interest	195,776

Total Investment Income	26,834,148

Expenses:
Investment advisory fees	9,061,516
Distribution fees – Class AAA	608,371
Distribution fees – Class A	785,776
Distribution fees – Class B	1,090
Distribution fees – Class C	3,224,422
Shareholder services fees	647,393
Shareholder communications expenses	158,100
Registration expenses	126,773
Custodian fees	97,822
Legal and audit fees	63,712
Trustee’s fees	27,241
Accounting fees	22,500
Miscellaneous expenses	51,167

Total Expenses	14,875,883

Less:
Custodian fee credits	(231)

Net Expenses	14,875,652

Net Investment Income	11,958,496

Net Realized and Change in Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized gain on investments	408,464
Net realized gain on swap contracts	1,932
Net realized loss on foreign currency transactions	(41,059)

Net realized gain on investments, swap contracts, and foreign currency transactions	369,337

Net change in unrealized appreciation on investments	133,610,174
Net change in unrealized depreciation on swap contracts	(4,092)
Net change in unrealized appreciation on foreign currency translations	14,447

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	133,620,529

Net Realized and Change in Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	133,989,866

Net Increase in Net Assets Resulting from Operations	$145,948,362

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income	$11,958,496	$16,010,311
Net realized gain on investments, swap contracts, and foreign currency transactions	369,337	3,207,754
Net change in unrealized appreciation on investments, swap contracts, and foreign currency translations	133,620,529	128,907,242

Net Increase in Net Assets Resulting from Operations	145,948,362	148,125,307

Distributions to Shareholders:
Net investment income
Class AAA	(32,630,446)	(4,878,419)
Class A	(41,770,337)	(6,573,433)
Class B	(15,837)	(4,518)
Class C	(47,541,550)	(7,809,625)
Class I	(3,433,721)	(484,115)

	(125,391,891)	(19,750,110)

Return of capital
Class AAA	—	(33,499,311)
Class A	—	(45,138,692)
Class B	—	(31,021)
Class C	—	(53,627,421)
Class I	—	(3,324,343)

	—	(135,620,788)

Total Distributions to Shareholders	(125,391,891)	(155,370,898)

Shares of Beneficial Interest Transactions:
Class AAA	189,905,750	206,119,025
Class A	231,712,785	248,262,740
Class B	(35,266)	7,422
Class C	213,741,912	233,125,776
Class I	20,086,593	24,817,901

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	655,411,774	712,332,864

Redemption Fees	3,171	25,161

Net Increase in Net Assets	675,971,416	705,112,434
Net Assets:
Beginning of period	1,509,840,373	804,727,939

End of period (including undistributed net investment income of $0 and $71,862, respectively)	$2,185,811,789	$1,509,840,373

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Invest ments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expen ses††		Portfolio Turnover Rate†††
Class AAA
2011(c)	$6.38	$0.05	$0.48	$0.53	$(0.42)	—	—	$(0.42)	$0.00	$6.49	8.5%	$593,245	1.58	%(d)	1.38	%(d)	8%
2010	6.46	0.11	0.65	0.76	(0.11)	—	$(0.73)	(0.84)	0.00	6.38	13.0	396,063	1.73		1.43		19
2009	6.43	0.16	0.71	0.87	(0.13)	—	(0.71)	(0.84)	0.00	6.46	15.5	189,534	2.57		1.47		12
2008	9.08	0.15	(1.96)	(1.81)	(0.12)	$(0.02)	(0.70)	(0.84)	0.00	6.43	(20.9)	123,864	1.92		1.43		19
2007	9.16	0.16	0.60	0.76	(0.13)	(0.27)	(0.44)	(0.84)	(0.00)	9.08	8.6	161,930	1.78		1.42		19
2006	8.20	0.17	1.63	1.80	(0.16)	(0.18)	(0.50)	(0.84)	0.00	9.16	23.1	157,645	2.02		1.44		24
Class A
2011(c)	$6.42	$0.05	$0.49	$0.54	$(0.42)	—	—	$(0.42)	$0.00	$6.54	8.6%	$769,510	1.58	%(d)	1.38	%(d)	8%
2010	6.50	0.11	0.65	0.76	(0.11)	—	$(0.73)	(0.84)	0.00	6.42	12.9	527,981	1.73		1.43		19
2009	6.46	0.16	0.72	0.88	(0.13)	—	(0.71)	(0.84)	0.00	6.50	15.6	278,607	2.58		1.47		12
2008	9.12	0.15	(1.97)	(1.82)	(0.12)	$(0.02)	(0.70)	(0.84)	0.00	6.46	(20.9)	202,112	1.92		1.43		19
2007	9.19	0.16	0.61	0.77	(0.13)	(0.27)	(0.44)	(0.84)	(0.00)	9.12	8.7	261,468	1.78		1.42		19
2006	8.23	0.18	1.62	1.80	(0.16)	(0.18)	(0.50)	(0.84)	0.00	9.19	23.0	201,124	2.02		1.44		24
Class B
2011(c)	$5.74	$0.02	$0.44	$0.46	$(0.42)	—	—	$(0.42)	$0.00	$5.78	8.2%	$212	0.73	%(d)	2.13	%(d)	8%
2010	5.94	0.06	0.58	0.64	(0.11)	—	$(0.73)	(0.84)	0.00	5.74	12.0	246	0.99		2.18		19
2009	6.02	0.10	0.66	0.76	(0.13)	—	(0.71)	(0.84)	0.00	5.94	14.7	246	1.86		2.22		12
2008	8.63	0.09	(1.86)	(1.77)	(0.12)	$(0.02)	(0.70)	(0.84)	0.00	6.02	(21.6)	243	1.16		2.18		19
2007	8.80	0.09	0.58	0.67	(0.13)	(0.27)	(0.44)	(0.84)	(0.00)	8.63	7.9	343	1.02		2.17		19
2006	7.97	0.11	1.56	1.67	(0.12)	(0.18)	(0.54)	(0.84)	0.00	8.80	22.1	347	1.28		2.19		24
Class C
2011(c)	$5.79	$0.02	$0.44	$0.46	$(0.42)	—	—	$(0.42)	$0.00	$5.83	8.2%	$760,509	0.83	%(d)	2.13	%(d)	8%
2010	5.98	0.06	0.59	0.65	(0.11)	—	$(0.73)	(0.84)	0.00	5.79	12.1	544,110	0.98		2.18		19
2009	6.06	0.10	0.66	0.76	(0.13)	—	(0.71)	(0.84)	0.00	5.98	14.6	319,960	1.84		2.22		12
2008	8.67	0.09	(1.86)	(1.77)	(0.12)	$(0.02)	(0.70)	(0.84)	0.00	6.06	(21.5)	256,517	1.17		2.18		19
2007	8.84	0.09	0.58	0.67	(0.13)	(0.27)	(0.44)	(0.84)	(0.00)	8.67	7.8	316,009	1.04		2.17		19
2006	8.00	0.11	1.57	1.68	(0.12)	(0.18)	(0.54)	(0.84)	0.00	8.84	22.1	209,691	1.27		2.19		24
Class I
2011(c)	$6.43	$0.06	$0.48	$0.54	$(0.42)	—	—	$(0.42)	$0.00	$6.55	8.6%	$62,336	1.83	%(d)	1.13	%(d)	8%
2010	6.49	0.12	0.66	0.78	(0.11)	—	$(0.73)	(0.84)	0.00	6.43	13.3	41,440	1.97		1.18		19
2009	6.44	0.17	0.72	0.89	(0.13)	—	(0.71)	(0.84)	0.00	6.49	15.8	16,381	2.82		1.22		12
2008(e)	8.94	0.16	(1.82)	(1.66)	(0.12)	$(0.02)	(0.70)	(0.84)	0.00	6.44	(19.6)	7,416	2.34	(d)	1.18	(d)	19

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than a year is not annualized.
††	The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the year ended December 31, 2007 would have been 1.41% (Class AAA and Class A) and 2.16% (Class B and Class C). For the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, and 2006, the effect of Custodian Fee Credits was minimal.
†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007 and 2006 would have been 47% and 37%, respectively.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2011, unaudited.
(d)	Annualized.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1.  Organization.  The Gabelli Utilities Fund (the “Fund”) was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 31, 1999. The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2.  Significant Accounting Policies.  The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued) (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$37,572,971	—	$0	$37,572,971
Energy and Utilities: Natural Gas Integrated	255,491,481	—	6,812	255,498,293
Other Industries (a)	946,653,959	—	—	946,653,959
COMMUNICATIONS (a)	344,118,076	—	—	344,118,076
OTHER
Aerospace	27,135,489	$261,929	—	27,397,418
Other Industries (a)	180,589,140	—	—	180,589,140
Total Common Stocks	1,791,561,116	261,929	6,812	1,791,829,857
Convertible Preferred Stocks (a)	749,880	—	—	749,880
Warrants (a)	—	759,795	—	759,795
U.S. Government Obligations	—	371,991,597	—	371,991,597
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,792,310,996	$373,013,321	$6,812	$2,165,331,129
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$991	$—	$991

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued) (Unaudited)

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 6/30/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 6/30/11†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Merchant Enerty	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
ENERGY AND UTILITIES
Energy and Utilities: Natural Gas Integrated	—	—	0	6,812	0	—	—	—	6,812	6,812
Total Common Stocks	0	—	0	6,812	0	—	—	—	6,812	6,812
Warrants
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$0	$—	$(190,367)	$190,367	$—	$(0)	$—	$—	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$0	$—	$(190,367)	$197,179	$0	$(0)	$—	$—	$6,812	$6,812

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value

The Gabelli Utilities Fund

Notes to Financial Statements (Continued) (Unaudited)

measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2011, if any, are not accounted for as hedging instruments under U.S. GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued) (Unaudited)

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at June 30, 2011 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount		Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Appreciation
$112,411	(22,000 Shares)	Market Value Appreciation on: International Power plc	One month LIBOR plus 90 bps plus Market Value Depreciation on: International Power plc	6/27/12	$991

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2011 had an average monthly notional amount of approximately $123,917.

As of June 30, 2011, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts. For the six months ended June 30, 2011, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Change in Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized depreciation on swap contracts.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2011, the Fund held no investments in forward foreign exchange contracts.

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction

The Gabelli Utilities Fund

Notes to Financial Statements (Continued) (Unaudited)

exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at June 30, 2011. For the restricted securities the Fund held as of June 30, 2011, refer to the Schedule of Investments.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income

The Gabelli Utilities Fund

Notes to Financial Statements (Continued) (Unaudited)

(including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There was no interest expense incurred during the six months ended June 30, 2011.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2010 was as follows:

Distributions paid from:
Ordinary income	$19,750,110
Return of capital	135,620,788

Total distributions paid	$155,370,898

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year are

The Gabelli Utilities Fund

Notes to Financial Statements (Continued) (Unaudited)

made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share.

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $2,006,573 which are available to reduce future required distributions of net capital gains to shareholders through 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,884,081,967	$303,588,100	$(22,338,938)	$281,249,162

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the the six months ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued) (Unaudited)

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $501,320,061 and $130,591,656, respectively.

6.  Transactions with Affiliates.  During the year ended December 31, 2010, the Fund paid brokerage commissions on security trades of $479,907 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $1,284,172 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2011, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7.  Line of Credit.  The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2011, there were no borrowings under the line of credit.

8.  Shares of Beneficial Interest.  The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the

The Gabelli Utilities Fund

Notes to Financial Statements (Continued) (Unaudited)

transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through Gabelli & Co., or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2011 and the year ended December 31, 2010 amounted to $3,171 and $25,161, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	36,131,583	$234,397,646	40,276,054	$252,896,069
Shares issued upon reinvestment of distributions	4,042,693	26,148,093	4,834,770	30,037,198
Shares redeemed	(10,885,588)	(70,639,989)	(12,337,611)	(76,814,242)

Net increase	29,288,688	$189,905,750	32,773,213	$206,119,025

Class A
Shares sold	40,592,072	$265,218,223	45,841,387	$289,325,641
Shares issued upon reinvestment of distributions	3,437,928	22,392,007	4,123,540	25,773,894
Shares redeemed	(8,556,503)	(55,897,445)	(10,600,928)	(66,836,795)

Net increase	35,473,497	$231,712,785	39,363,999	$248,262,740

Class B
Shares sold	—	—	3,520	$19,677
Shares issued upon reinvestment of distributions	485	$2,804	875	4,945
Shares redeemed	(6,497)	(38,070)	(3,013)	(17,200)

Net increase/(decrease)	(6,012)	$(35,266)	1,382	$7,422

The Gabelli Utilities Fund

Notes to Financial Statements (Continued) (Unaudited)

Transactions in shares of beneficial interest were as follows (continued):

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class C
Shares sold	39,061,626	$229,126,500	44,598,635	$256,833,929
Shares issued upon reinvestment of distributions	4,722,335	27,536,980	6,403,678	36,394,740
Shares redeemed	(7,329,751)	(42,921,568)	(10,494,083)	(60,102,893)

Net increase	36,454,210	$213,741,912	40,508,230	$233,125,776

Class I
Shares sold	4,163,313	$27,253,463	4,805,208	$30,397,336
Shares issued upon reinvestment of distributions	468,446	3,057,347	571,980	3,577,076
Shares redeemed	(1,566,525)	(10,224,217)	(1,453,970)	(9,156,511)

Net increase	3,065,234	$20,086,593	3,923,218	$24,817,901

9.  Transactions in Securities of Affiliated Issuers.  The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2011 is set forth below:

	Beginning Shares/ Par	Shares/ Par Purchased	Ending Shares/ Par	Net Change In Unrealized Appreciation (Depreciation)	Value at June 30, 2011	Percent Owned of Shares Outstanding
Corning Natural Gas Corp.	192,612	96,306	288,918	$517,645	$4,658,803	16.59%

10.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The Gabelli Utilities Fund

Notes to Financial Statements (Continued) (Unaudited)

12.  Subsequent Events.  Effective August 1, 2011, G.distributors, LLC, an affiliate of the Adviser and the Fund, succeeded Gabelli & Co. as distributor of the Fund’s shares.

Management has evaluated the impact on the Fund of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreement – (Unaudited)

At its meeting on February 15, 2011, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “ Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services.  The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance.  The Independent Board Members reviewed the short, medium, and longer-term performance of the Fund against a peer group of utilities funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund’s performance was within the top quartile of its peer groups for the one, three and five year periods.

Profitability.  The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale.  The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale.  The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons.  The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of utilities funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was average within these groups. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions.  The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an excellent performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the

Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.    (Multiclass) Team Managed

Gabelli Blue Chip Value Fund

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value.    (Multiclass)

Portfolio Manager:  Barbara G. Marcin, CFA

GAMCO Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager:  Susan M. Byrne

FOCUSED VALUE

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation.    (Multiclass)

Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

GAMCO Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation.    (Multiclass)

Portfolio Manager:  Nicholas F. Galluccio

Gabelli Woodland Small Cap Value Fund

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager:  Elizabeth M. Lilly, CFA

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager:  Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass) Portfolio Manager:  Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation.    (Multiclass) Team Managed

MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primary objective is long-term capital appreciation.    (Multiclass) Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

GAMCO Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income.    (Multiclass)

Co-Portfolio Managers:  Susan M. Byrne

Mark R. Freeman, CFA

GAMCO Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities.    (Multiclass)

Portfolio Manager:  Barbara G. Marcin, CFA

SPECIALTY EQUITY

GAMCO Vertumnus Fund (formerly GAMCO Global Convertible Securities Fund)

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation.    (Multiclass) Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation.    (Multiclass)

Co-Portfolio Managers:  Christopher C. Desmarais

John M. Segrich, CFA

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation.    (Multiclass) Team Managed

GAMCO Gold Fund

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.    (Multiclass)

Portfolio Manager:  Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss.    (No-load)

Portfolio Manager:  Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager:  Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss.    (No-load)

Portfolio Manager:  Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.    (Multiclass)

Portfolio Managers:  Charles L. Minter

Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return.    (Multiclass)

Portfolio Manager: Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity.    (No-load)

Co-Portfolio Managers:  Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

Distributed by Gabelli & Company, Inc., One Corporate Center, Rye, NY 10580.

The Gabelli Utilities Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer

GAMCO Investors, Inc.

Anthony J. Colavita

President

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer

KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio Manager

Gabelli-O’Connor Fixed Income

Mutual Fund Management Co.

Kuni Nakamura

President

Advanced Polymer, Inc.

Werner J. Roeder, MD

Medical Director

Lawrence Hospital

Officers
Bruce N. Alpert President Agnes Mullady Secretary and Treasurer	Peter D. Goldstein Chief Compliance Officer

Distributor
Gabelli & Company, Inc.*

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Effective August 1, 2011, the Distributor of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q211SR

The

Gabelli

Utilities

Fund

Morningstar® rated The Gabelli Utilities Fund Class AAA Shares 4 stars overall and 5 stars for the three year period and 4 stars for the five and ten year periods ended June 30, 2011 among 80, 80, 74, and 50 Utilities funds, respectively.

SEMIANNUAL REPORT

JUNE 30, 2011

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/11

* Print the name and title of each signing officer under his or her signature.